Net Loss Per Share ("EPS")	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
9.	Net Loss Per Share (“EPS”)

Basic loss per share and Diluted EPS for the three and six-month periods ended January 31, 2012 and 2011 have been computed by dividing the net loss available to common stockholders for the respective period by the weighted average shares outstanding during that period. All outstanding stock options, non-vested restricted stock, warrants and common stock underlying convertible preferred stock, representing 82,654,887 and 58,675,997 incremental shares, respectively, have been excluded from the January 31, 2012 and 2011 computation of Diluted EPS as they are anti-dilutive, due to the losses generated during the respective periods.

Note 17 - Net Loss per Share:
Basic loss per share (“EPS”) and Diluted EPS for the years ended July 31, 2011, 2010 and 2009 have been computed by dividing the net loss available to common stockholders for each respective period by the weighted average shares outstanding during that period.  All outstanding options, warrants, non-vested restricted stock and shares to be issued upon conversion of the outstanding convertible preferred stock, representing approximately 115,875,372, 44,892,383 and  51,560,258 incremental shares, have been excluded from the respective 2011, 2010 and 2009 computation of diluted EPS as they are anti-dilutive due to the losses generated.